Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2012
Supplemental Cash Flow Information

NOTE 15 – Supplemental Cash Flow Information

Cash paid for interest, net of capitalized interest, was $347 million, $358 million and $361 million in 2012, 2011 and 2010, respectively. In addition, cash (paid) received, net for income taxes was $(4) million, $9 million and $(15) million in 2012, 2011 and 2010, respectively.